FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments are shown below:

	June 30, 2024		December 31, 2023
AS OF US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$52,597	$52,597	$18,777	$18,777
Equity securities[1]	2,804	2,804	3,663	3,663
Mortgage loans on real estate, net of allowance	12,444	12,228	5,962	5,683
Private loans, net of allowance	2,871	2,871	1,198	855
Policy loans	401	401	390	390
Short-term investments	2,910	2,910	3,115	3,115
Other invested assets:
Derivative assets	1,620	1,620	342	342
Separately managed accounts	89	89	105	105
Other[2]	900	883	58	58
Cash and cash equivalents	14,335	14,335	4,308	4,308
Reinsurance funds withheld[3]	1,573	1,573	7,248	7,248
Other assets – market risk benefit assets	704	704	34	34
Separate account assets[4]	1,266	1,266	1,189	1,189
Total financial assets	$94,514	$94,281	$46,389	$45,767
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,196	$1,196	$1,104	$1,104
Market risk benefits	3,276	3,276	89	89
Other liabilities – derivative liabilities	14	14	12	12
Notes payable	657	657	174	174
Corporate and subsidiary borrowings	4,461	4,444	3,569	3,567
Separate account liabilities[4]	1,266	1,266	1,189	1,189
Total financial liabilities	$10,870	$10,853	$6,137	$6,135
1.Balance as of December 31, 2023 includes $424 million of private equity measured at cost less impairment, if any, as their fair values were not readily determinable and were therefore not subject to fair value hierarchy.
2.Balances include $471 million and $12 million of other invested assets not subject to fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively. Balances exclude $1.6 billion and $209 million of derivative cash collaterals that are recorded as an offset to “Other invested assets” in the statements of financial position and are also not included in fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively (refer to “Derivative Exposure” section of Note 9 for details).
3.Balances include $1.5 billion and $7.3 billion of assets not subject to fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively.
4.Balances include $32 million and $26 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively.

Schedule of Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the assets and liabilities recorded at fair value are shown below:

	Assets and Liabilities Recorded at Fair Value by Hierarchy Level
AS OF JUN. 30, 2024 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$398	$347	$51	$—
U.S. states and political subdivisions	3,384	—	3,132	252
Foreign governments	990	—	990	—
Corporate debt securities	36,228	—	33,307	2,921
Residential mortgage-backed securities	1,309	—	1,286	23
Commercial mortgage-backed securities	3,463	—	3,406	57
Collateralized debt securities	6,825	—	4,261	2,564
Total fixed maturity, available-for-sale	52,597	347	46,433	5,817
Equity securities:
Common stock	2,660	2,083	2	575
Preferred stock	140	37	—	103
Private equity and other	4	—	—	4
Total equity securities	2,804	2,120	2	682
Investment real estate[1]	1,279	—	—	1,279
Real estate partnerships[1]	39	—	—	39
Investment funds[1,2]	111	—	—	111
Short-term investments	2,910	1,737	594	579
Other invested assets:
Derivative assets	1,620	—	1,366	254
Separately managed accounts	89	—	—	89
Other	429	—	4	425
Cash and cash equivalents	14,335	14,312	23	—
Reinsurance funds withheld – embedded derivative	34	—	—	34
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	704	—	—	704
Separate account assets	1,234	200	1,034	—
Total financial assets	$78,207	$18,716	$49,478	$10,013
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,196	$—	$—	$1,196
Market risk benefits	3,276	—	—	3,276
Funds withheld for reinsurance liabilities – embedded derivative	34	—	—	34
Other liabilities – derivative liabilities	14	—	14	—
Separate account liabilities	1,234	200	1,034	—
Total financial liabilities	$5,754	$200	$1,048	$4,506
1.Balances represent financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
2.Balance for investment funds excludes those measured at estimated fair value using net asset value (“NAV”) per share as a practical expedient. As of June 30, 2024 and December 31, 2023, the estimated fair values of investment funds measured at NAV as a practical expedient were $645 million and nil, respectively.

	Assets and Liabilities Recorded at Fair Value by Hierarchy Level
AS OF DEC. 31, 2023 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$497	$442	$55	$—
U.S. states and political subdivisions	670	—	670	—
Foreign governments	614	—	614	—
Corporate debt securities	14,592	—	12,314	2,278
Residential mortgage-backed securities	376	—	376	—
Commercial mortgage-backed securities	726	—	696	30
Collateralized debt securities	1,302	—	961	341
Total fixed maturity, available-for-sale	18,777	442	15,686	2,649
Equity securities:
Common stock	3,073	2,682	—	391
Preferred stock	121	37	—	84
Private equity and other	45	—	—	45
Total equity securities	3,239	2,719	—	520
Short-term investments	3,115	1,948	40	1,127
Other invested assets:
Derivative assets	342	—	115	227
Separately managed accounts	105	—	—	105
Other	46	—	—	46
Cash and cash equivalents	4,308	4,264	44	—
Reinsurance funds withheld – embedded derivative	(46)	—	—	(46)
Other assets – market risk benefit assets	34	—	—	34
Separate account assets	1,163	405	758	—
Total financial assets	$31,083	$9,778	$16,643	$4,662
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,104	$—	$232	$872
Market risk benefits	89	—	—	89
Other liabilities – derivative liabilities	12	8	4	—
Separate account liabilities	1,163	405	758	—
Total financial liabilities	$2,368	$413	$994	$961

Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying amount and estimated fair value of financial instruments not recorded at fair value on a recurring basis are shown below. The table below excludes cash and cash equivalents and accrued investment income, which are recorded at amortized cost in the statements of financial position, as their carrying amounts approximate the fair values due to their short-term nature.

AS OF JUN. 30, 2024 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$12,444	$12,228	—	—	12,228
Private loans, net of allowance	2,871	2,871	—	1,056	1,815
Policy loans	401	401	—	—	401
Deposit assets	15,261	14,196	—	—	14,196
Other invested assets, excluding derivatives and separately managed accounts	471	454	—	403	51
Total financial assets	$31,448	$30,150
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$76,797	$76,797	—	—	76,797
Policy and contract claims – FHLB	1,880	1,880	—	—	1,880
Corporate and subsidiary borrowings	4,461	4,444	—	80	4,364
Notes payable	657	657	—	—	657
Total financial liabilities	$83,795	$83,778

AS OF DEC. 31, 2023 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$5,962	$5,683	—	—	5,683
Private loans, net of allowance	1,198	855	—	—	855
Policy loans	390	390	—	—	390
Other invested assets, excluding derivatives and separately managed accounts	12	12	—	—	12
Total financial assets	$7,562	$6,940
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$21,627	$20,098	—	6,001	14,097
Corporate and subsidiary borrowings	3,569	3,567	133	249	3,185
Notes payable	174	174	—	—	174
Total financial liabilities	$25,370	$23,839

Schedule of Fair Value Assets Measured on Recurring Basis
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets			Liabilities
FOR THE PERIODS ENDED JUN. 30, 2024 US$ MILLIONS	Invested assets[1]	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2024	$4,447	$227	$(46)	$(872)	$—
Fair value changes in net income	(5)	57	135	(38)	1
Fair value changes in other comprehensive income	8	—	—	—	—
Purchases	2,187	35	—	—	—
Sales	(2,056)	—	—	—	—
Settlements or maturities	(6)	(62)	—	—	—
Premiums less benefits	—	—	—	6	—
Balance as of March 31, 2024	$4,575	$257	$89	$(904)	$1
Acquisition from business combination	4,288	—	—	—	—
Derecognition[2]	—	—	(196)	—	—
Fair value changes in net income	162	24	141	(287)	(35)
Fair value changes in other comprehensive income	19	—	—	—	—
Purchases	1,234	39	—	—	—
Sales	(1,260)	—	—	—	—
Settlements or maturities	(3)	(66)	—	30	—
Premiums less benefits	—	—	—	(35)	—
Transfers into Level 3	64	—	—	—	—
Transfers out of Level 3	(58)	—	—	—	—
Balance as of June 30, 2024	$9,021	$254	$34	$(1,196)	$(34)
1.Balance includes separately managed accounts.
2.See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of reinsurance funds withheld.

	Assets			Liabilities
FOR THE PERIODS ENDED JUN. 30, 2023 US$ MILLIONS	Invested assets[1]	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative
Balance as of January 1, 2023	$2,489	$121	$154	$(726)
Fair value changes in net income	1	25	(55)	(50)
Fair value changes in other comprehensive income	77	—	—	—
Purchases	1,265	30	—	—
Sales	(320)	—	—	—
Settlements or maturities	—	(9)	—	—
Premiums less benefits	—	—	—	(8)
Balance as of March 31, 2023	$3,512	$167	$99	$(784)
Fair value changes in net income	(293)	47	27	(51)
Purchases	923	30	—	—
Sales	(33)	—	—	—
Settlements or maturities	—	(29)	—	—
Premiums less benefits	—	—	—	26
Balance as of June 30, 2023	$4,109	$215	$126	$(809)
1.Balance includes separately managed accounts.

Schedule of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements
The following summarizes the valuation techniques and unobservable inputs of the Level 3 fair value measurements:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs
Available-for-sale fixed maturity securities	Corporate debt securities •Discounted cash flows (yield analysis) •Income approach •Price at cost	Corporate debt securities •Contractual cash flows •Duration •Call provisions •Weighted-average life •Risk premium •Coupon rate
	Other asset-backed securities •Discounted cash flows	Other asset-backed securities •Discount rate •Weighted average life
	Collateralized debt securities •Broker quotes •Income approach	Collateralized debt securities •Contractual cash flows •Weighted-average coupon and maturity •Collateral type •Loss severity •Geography
Common stock, preferred stock and private equity	•Broker quotes •Income approach •Current Value Method (“CVM”) •Guideline public company method[1]	•Security structure •Last Twelve Months (“LTM”) Revenue Multiple[2] •Next Calendar Year (“NCY”) Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5]
Investment real estate, real estate partnerships	•Broker price opinions (“BPOs”)	•Market comparable home sales •Age and size of the home •Location and property conditions
Separately managed accounts	Common stock and warrants •Guideline public company method[1] •Option pricing method •CVM	Common stock and warrants •LTM Revenue Multiple[2] •NCY Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5] •Term •Volatility •Discount for lack of marketability (“DLOM”)
	Preferred stock •Guideline public company method[1] •CVM	Preferred stock •LTM Revenue Multiple[2] •NCY Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5]
	Fixed income •Discounted cash flows (yield analysis) •Market transactions approach •CVM •Cost	Fixed income •Discount rate •NCY EBITDA
1.Guideline public company method uses price multiples from data on comparable public companies. Multiples are then adjusted to account for differences between what is being valued and comparable firms.
2.LTM Revenue Multiple valuation metric shows revenue for the past 12-month period.
3.NCY Revenue Multiple shows forecast revenue over the next calendar year.
4.LTM EBITDA Multiple shows earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the past 12-month period.
5.NCY +1 EBITDA Multiple shows forecasted EBITDA expected to be achieved over the next calendar year.